Filed pursuant to Rule 497(a)
Registration No. 333-289793
Rule 482ad
GUIDANCE: Blue Owl Technology $300m 3Y Notes +265#
By Brian Smith, Michael Gambale and Bloomberg Automation
(Bloomberg) -- Expected to price today.
•$300m 3Y Fixed (Oct. 15, 2029) +265#
oIPT +300 area
•Issuer: Blue Owl Technology Finance Corp (OTF)
•Exp. Ratings: Baa3/BBB-/BBB-
•Format: SEC registered, senior unsecured
•CoC 100, 1-month par call, MWC
•UOP: Paydown existing indebtedness, including the Revolving Credit Facility and/or the 3.750% notes due June 2026
•Settlement: June 5, 2026 (T+3)
•Denoms: 2k x 1k
•ISIN: US095924AD81
•CUSIP: 095924 AD8
•Bookrunners: JPM, MIZ, MUFG, TSI, WFC
•See security information: 3Y Fixed
•Information from person familiar with the matter who asked not to be identified
See Bloomberg Intelligence Primer
See all preliminary issues: PREL <GO>
To contact the reporters on this story:
Brian Smith in New York at bsmith373@bloomberg.net;
Michael Gambale in New York at mgambale2@bloomberg.net
This story was produced with the assistance of Bloomberg Automation.